Investments	12 Months Ended
Dec. 31, 2023
Investments Abstract
Investments

15.	Investments

15.1	Changes in investments

Consolidated
	Balance as of		Investment/	Amorti-	Dividends	Other	Balance as of
	January 1, 2023	Equity	AFAC	zation	and JSCP	(a)	December 31, 2023
Joint Ventures (15.3)
Voltalia São Miguel do Gostoso I	115,976	1,508	-	-	-	-	117,484
Voltalia São Miguel do Gostoso - authorization rights	8,937	-	-	(367)	-	-	8,570
Caiuá	125,297	12,263	-	-	(4,486)	-	133,074
Integração Maranhense	192,502	24,218	10,780	-	(15,440)	-	212,060
Matrinchã	931,528	77,493	-	-	(14,022)	-	994,999
Guaraciaba	467,099	30,871	-	-	(5,887)	-	492,083
Paranaíba	263,979	36,269	-	-	(8,226)	-	292,022
Mata de Santa Genebra	692,260	58,262	-	-	(13,837)	-	736,685
Cantareira	473,369	44,563	-	-	(49,621)	-	468,311
Solar Paraná	7,156	361	-	-	(308)	-	7,209
	3,278,103	285,808	10,780	(367)	(111,827)	-	3,462,497
Associates
Dona Francisca Energética (15.4)	28,043	5,353	-	-	(2,584)	-	30,812
Foz do Chopim Energética (15.4)	17,116	16,651	-	-	(17,654)	-	16,113
Other	1,934	(3)	-	-	-	-	1,931
	47,093	22,001	-	-	(20,238)	-	48,856
Investment property	535	-	-	(3)	-	(88)	444
	3,325,731	307,809	10,780	(370)	(132,065)	(88)	3,511,797
(a) Transfers to contract assets, intangible assets and other receivables (assets intended for disposal).

Consolidated
	Balance as of		Investment/	Capital	Amorti-	Dividends	Other	Balance as of
	January 1, 2022	Equity	AFAC	decrease	zation	and JSCP	(a)	December 31, 2022
Joint Ventures (15.3)
Voltalia São Miguel do Gostoso I	108,990	2,157	4,829	-	-	-	-	115,976
Voltalia São Miguel do Gostoso - authorization rights	9,304	-	-	-	(367)	-	-	8,937
Caiuá	106,977	23,806	-	-	-	(5,486)	-	125,297
Integração Maranhense	166,563	32,824	-	-	-	(6,885)	-	192,502
Matrinchã	811,771	162,298	-	-	-	(42,541)	-	931,528
Guaraciaba	407,615	82,251	-	-	-	(22,767)	-	467,099
Paranaíba	226,923	47,623	-	-	-	(10,567)	-	263,979
Mata de Santa Genebra	710,989	56,140	-	(61,536)	-	(13,333)	-	692,260
Cantareira	437,330	45,293	-	-	-	(9,254)	-	473,369
Solar Paraná	7,035	170	-	-	-	(49)	-	7,156
	2,993,497	452,562	4,829	(61,536)	(367)	(110,882)	-	3,278,103
Associates
Dona Francisca Energética (15.4)	27,057	5,648	-	-	-	(4,662)	-	28,043
Foz do Chopim Energética (15.4)	19,102	20,370	-	-	-	(22,356)	-	17,116
Other	1,937	(3)	-	-	-	-	-	1,934
	48,096	26,015	-	-	-	(27,018)	-	47,093
Investment property	541	-	-	-	(4)	-	(2)	535
	3,042,134	478,577	4,829	(61,536)	(371)	(137,900)	(2)	3,325,731
(a) Transfer of assets destined for disposal.
AFAC - Advance for future capital increase
JSCP - Interest on equity

15.2	Subsidiaries with non-controlling interests

15.2.1	Summarized financial information

Balance as of December 31, 2023	Compagas		Elejor		UEG Araucária
	12.31.2023	12.31.2022	12.31.2023	12.31.2022	12.31.2023	12.31.2022

ASSETS	1,023,624	1,083,713	804,150	848,198	423,367	334,418
Current assets	240,017	282,714	209,323	224,833	36,580	97,586
Noncurrent assets	783,607	800,999	594,827	623,365	386,787	236,832

LIABILITIES	1,023,624	1,083,713	804,150	848,198	423,367	334,418
Current liabilities	206,137	419,277	109,350	111,142	49,797	45,115
Noncurrent liabilities	302,821	107,306	730,939	771,897	55,959	16,322
Equity	514,666	557,130	(36,139)	(34,841)	317,611	272,981

Balance as of December 31, 2023	Compagas			Elejor			UEG Araucária
	12.31.2023	12.31.2022	12.31.2021	12.31.2023	12.31.2022	12.31.2021	12.31.2023	12.31.2022	12.31.2021

STATEMENT OF INCOME
Net operating revenue	978,581	1,297,034	783,277	140,757	194,287	171,263	-	98,508	2,250,577
Operating costs and expenses	(814,455)	(1,076,181)	(654,643)	(92,793)	(86,033)	(86,871)	4,674	(365,522)	(1,879,198)
Financial results	(11,757)	28,440	9,817	(43,569)	(113,102)	(171,888)	2,856	11,407	8,952
Income tax and social contribution	(40,750)	(70,092)	(38,860)	(1,487)	4,158	33,061	36,795	(11,885)	(42,248)
Net income (loss)	111,619	179,201	99,591	2,908	(690)	(54,435)	44,325	(267,492)	338,083
Other comprehensive income	1,346	1,433	294	(4,206)	-	-	304	-	-
Total comprehensive income	112,965	180,634	99,885	(1,298)	(690)	(54,435)	44,629	(267,492)	338,083

STATEMENTS OF CASH FLOWS
Cash flows from operating activities	185,558	280,480	178,800	(14,772)	45,249	127,510	(67,767)	(94,401)	312,676
Cash flows from investing activities	(27,807)	(427,175)	(14,273)	(4,600)	(7,364)	(31,095)	(9,870)	(139,033)	(14,579)
Cash flows from financing activities	(117,373)	(2,887)	(64,545)	-	-	-	35,000	(147)	(64,331)

TOTAL EFFECTS ON CASH AND CASH EQUIVALENTS	40,378	(149,582)	99,982	(19,372)	37,885	96,415	(42,637)	(233,581)	233,766
Cash and cash equivalents at the beginning of the year	61,059	210,641	110,659	185,916	148,031	51,616	64,991	298,572	64,806
Cash and cash equivalents at the end of the year	101,437	61,059	210,641	166,544	185,916	148,031	22,354	64,991	298,572
CHANGE IN CASH AND CASH EQUIVALENTS	40,378	(149,582)	99,982	(19,372)	37,885	96,415	(42,637)	(233,581)	233,766

In accordance with Note 39, the subsidiaries Compagas and UEGA are in the process of divestment. The balances shown in the table above consider the values of these companies before any elimination of intercompany balances and the cessation of depreciation after the reclassification of assets to held for sale. The negative comprehensive income of Elejor refers to the reflection of the Certified Emissions Reductions asset.

15.2.2	Changes in equity attributable to non-controlling shareholders

Participation in capital stock	Compagas 49%	Elejor 30%	UEG Araucária 18.8%	Total
Balance as of January 01, 2021	242,578	4,046	44,783	291,407
Net income (loss)	48,800	(16,331)	63,560	96,029
Other comprehensive income	144	-	-	144
Dividends	(42,653)	-	(6,716)	(49,369)
Balance as of December 31, 2021	248,869	(12,285)	101,627	338,211
Net income (loss)	87,809	(207)	(50,288)	37,314
Other comprehensive income	702	2,041	(22)	2,721
Dividends	(24,187)	-	-	(24,187)
Distribution of dividends with retained earnings	(40,198)	-	-	(40,198)
Balance as of December 31, 2022	272,995	(10,451)	51,317	313,861
Net income (loss)	58,181	873	9,304	68,358
Other comprehensive income	660	(1,263)	57	(546)
Dividends	(13,997)	-	-	(13,997)
Distribution of dividends with retained earnings	(62,162)	-	-	(62,162)
Balance as of December 31, 2023	255,677	(10,841)	60,678	305,514

15.3	Summarized information on the main joint ventures

	Voltalia	Caiuá	Integração Maranhense	Matrinchã	Guaraciaba	Paranaíba	Mata de Santa Genebra	Cantareira
Balance as of December 31, 2023
.
ASSETS	239,779	335,003	585,668	2,984,765	1,611,484	2,047,430	3,768,174	1,799,642
Current assets	9,535	42,176	68,873	432,126	209,444	255,100	689,261	182,210
Cash and cash equivalents	9,378	13,592	9,247	129,197	52,346	58,781	23,560	23,092
Other current assets	157	28,584	59,626	302,929	157,098	196,319	665,701	159,118
Noncurrent assets	230,244	292,827	516,795	2,552,639	1,402,040	1,792,330	3,078,913	1,617,432
.
LIABILITIES	239,779	335,003	585,668	2,984,765	1,611,484	2,047,430	3,768,174	1,799,642
Current liabilities	17	18,076	12,559	172,783	147,180	142,254	115,975	82,109
Financial liabilities	-	5,710	8,047	133,551	46,632	71,258	77,365	43,716
Other current liabilities	17	12,366	4,512	39,232	100,548	70,996	38,610	38,393
Noncurrent liabilities	-	45,349	140,334	781,369	460,052	713,251	2,181,769	761,795
Financial liabilities	-	23,381	32,919	493,603	360,398	416,535	1,685,717	410,552
Other noncurrent liabilities	-	21,968	107,415	287,766	99,654	296,716	496,052	351,243
Equity	239,762	271,578	432,775	2,030,613	1,004,252	1,191,925	1,470,430	955,738
.
STATEMENT OF INCOME
Net operating revenue	-	36,562	63,370	313,948	165,557	282,153	393,463	177,852
Operating costs and expenses	(83)	(7,069)	1,051	42,853)	25,321)	(19,808)	(64,658)	(8,992)
Interest expenses	-	(2,817)	(4,236)	(70,612)	(43,496)	(58,254)	(117,202)	(39,969)
Financial income and other financial expenses	1,236	2,437	3,970	22,390	8,472	9,899	(36,378)	8,354
Equity in earnings of investees	2,220	-	-	-	-	-	-	-
Income tax and social contribution	(298)	(4,088)	(14,735)	(64,724)	(42,209)	(65,954)	(58,933)	(46,300)
Net income	3,075	25,025	49,420	158,149	63,003	148,036	116,292	90,945
Other comprehensive income	-	-	-	-	-	-	-	-
Total comprehensive income	3,075	25,025	49,420	158,149	63,003	148,036	116,292	90,945
.
Investment interest - %	49.0	49.0	49.0	49.0	49.0	24.5	50.1	49.0
Investment book value	117,484	133,074	212,060	994,999	492,083	292,022	736,685	468,311
.

On December 31, 2023, the interest of Copel in the contingent liabilities classified as a possible loss is equivalent to R$374,774 (R$413,034 as of December 31, 2022).

	Voltalia	Caiuá	Integração Maranhense	Matrinchã	Guaraciaba	Paranaíba	Mata de Santa Genebra	Cantareira
Balance as of December 31, 2022
.
ASSETS	238,907	327,819	588,279	2,935,068	1,568,964	1,921,848	3,587,501	1,805,583
Current assets	10,883	38,421	78,790	427,118	211,094	223,010	539,668	226,945
Cash and cash equivalents	10,797	13,440	28,997	136,878	56,436	56,518	32,903	73,866
Other current assets	86	24,981	49,793	290,240	154,658	166,492	506,765	153,079
Noncurrent assets	228,024	289,398	509,489	2,507,950	1,357,870	1,698,838	3,047,833	1,578,638
.
LIABILITIES	238,907	327,819	588,279	2,935,068	1,568,964	1,921,848	3,587,501	1,805,583
Current liabilities	2,220	22,569	59,771	225,502	154,404	125,681	113,772	92,290
Financial liabilities	-	7,273	12,774	130,033	42,260	59,606	70,775	59,850
Other current liabilities	2,220	15,296	46,997	95,469	112,144	66,075	42,997	32,440
Noncurrent liabilities	-	49,542	135,645	808,485	461,297	718,700	2,091,971	747,233
Financial liabilities	-	28,705	40,415	578,340	397,181	475,804	1,668,794	423,563
Other noncurrent liabilities	-	20,837	95,230	230,145	64,116	242,896	423,177	323,670
Equity	236,687	255,708	392,863	1,901,081	953,263	1,077,467	1,381,758	966,060
.
STATEMENT OF INCOME
Net operating revenue	-	62,864	100,482	518,428	266,855	231,960	415,526	188,348
Operating costs and expenses	(78)	5,876)	(4,022)	(33,073)	(40,926)	(20,181)	(68,472)	(10,885)
Interest expenses	-	(3,225)	(4,914)	(76,652)	(45,487)	(55,971)	(117,725)	(40,077)
Financial income and other financial expenses	1,291	1,620	2,628	17,109	7,889	7,541	(59,597)	2,262
Equity in earnings of investees	2,502	-	-	-	-	-	-	-
Income tax and social contribution	(258)	(6,802)	(27,185)	(94,589)	(20,473)	31,030	(57,676)	(47,212)
Net income (loss)	2,166	50,186	69,275	390,766	205,456	242,809	289,378	130,251
Other comprehensive income	-	-	-	-	-	-	-	-
Total comprehensive income	2,166	50,186	69,275	390,766	205,456	242,809	289,378	130,251
.
Investment interest - %	49.0	49.0	49.0	49.0	49.0	24.5	50.1	49.0
Investment book value	115,976	125,297	192,502	931,528	467,099	263,979	692,260	473,369
.

	Voltalia	Caiuá	Integração Maranhense	Matrinchã	Guaraciaba	Paranaíba	Mata de Santa Genebra	Cantareira
Balance as of December 31, 2021
.
STATEMENT OF INCOME
Net operating revenue	-	43,128	71,868	396,622	229,117	285,483	426,573	233,888
Operating costs and expenses	(64)	(5,609)	(10,508)	(24,341)	(7,185)	(17,537)	(72,970)	(24,727)
Interest expenses	-	(2,963)	(4,671)	(87,628)	(46,449)	(64,378)	(142,329)	(45,262)
Financial income and other financial expenses	162	615	717	4,348	2,318	2,240	(19,781)	1,468
Equity in earnings of investees	2,506	-	-	-	-	-	-	-
Income tax and social contribution	(17)	(7,078)	(16,072)	(91,830)	(60,617)	(62,638)	(65,399)	(56,201)
Net income	2,587	28,093	41,334	197,171	117,184	143,170	126,094	109,166
Other comprehensive income	-	-	-	-	-	-	-	-
Total comprehensive income	2,587	28,093	41,334	197,171	117,184	143,170	126,094	109,166
.

15.4	Summarized information of the main associates

Balance as of December 31, 2023	Dona Francisca		Foz do Chopim
	12.31.2023	12.31.2022	12.31.2023	12.31.2022
.
ASSETS	170,927	175,415	47,069	51,449
Current assets	15,403	10,148	9,330	11,730
Noncurrent assets	155,524	165,267	37,739	39,719
.
LIABILITIES	170,927	175,415	47,069	51,449
Current liabilities	19,951	22,373	2,022	3,596
Noncurrent liabilities	17,189	31,266	-	-
Equity	133,787	121,776	45,047	47,853
.
.
Investment interest - %	23.03	23.03	35.77	35.77
Investment book value	30,812	28,043	16,113	17,116

Balance as of December 31, 2021	Dona Francisca			Foz do Chopim
	12.31.2023	12.31.2022	12.31.2021	12.31.2023	12.31.2022	12.31.2021
.
STATEMENT OF INCOME
Net operating revenue	66,166	66,163	66,797	60,593	77,779	60,943
Depreciation and amortization	(11,026)	(11,646)	(5,464)	(2,634)	(2,957)	(1,499)
Other operating costs and expenses	(25,884)	(21,814)	(21,141)	(9,610)	(15,707)	(9,276)
Financial results	(3,456)	(5,172)	(664)	207	449	(1,703)
Income tax and social contribution	(2,557)	(3,009)	(2,298)	(2,009)	(2,617)	(2,060)
Net income	23,243	24,522	37,230	46,547	56,947	46,405
Other comprehensive income	-	-	-	-	-	-
Total comprehensive income	23,243	24,522	37,230	46,547	56,947	46,405
.

On December 31, 2023, the interest of Copel in the contingent liabilities of its associates is equivalent to R$2,947 (R$2,581 as of December 31, 2022).